Goodwill, Net (Details) - Beijing Tuqiang Yunxia Technology Limited [Member] - CNY (¥) ¥ in Thousands	Dec. 31, 2024	Mar. 31, 2022
Goodwill [Line Items]
Percentage of equity interest		78.00%
Goodwill amount	¥ 454